Stock-based compensation	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based compensation

12. Stock-based compensation

The 2010 Equity Incentive Plan (“2010 Plan”) provides for the grant of options, restricted share units and deferred share units to the directors, officers, employees, consultants and service providers of the Company and its subsidiaries. Under the 2010 Plan, the Company has reserved for issuance Class A Subordinate Voting Shares representing up to 10% of the total outstanding Class A Subordinate Voting Shares and Class B Shares. At March 31, 2013 there were 6,890,566 stock-based awards available for future grant. Total stock-based compensation expense including the total value expensed as part of the Participant Equity Loan Plan (note 11) was $3,337, $9,128 and $9,181 for the years ended March 31, 2013, 2012 and 2011, respectively.

(a) Stock options

A summary of the status of the Company’s stock options at March 31, 2013, 2012 and 2011 and changes during the year ended on those dates is as follows.

	Options Outstanding
	Number of options	Weighted-average exercise price per option	Average remaining contractual life in years	Aggregate intrinsic value
Balance at March 31, 2010	—	$—	—	$—
Granted	1,444,500	16.22	—
Exercised	—	—	—
Forfeited	(28,500)	15.61	—

Balance at March 31, 2011	1,416,000	$16.24	4.37	$152
Granted	2,172,828	5.54	—
Exercised	—	—	—
Forfeited	(588,171)	13.06	—

Balance at March 31, 2012	3,000,657	$9.11	3.97	$—
Granted	1,172,000	1.50	—
Exercised	—	—	—
Forfeited	(1,084,462)	7.39	—

Balance at March 31, 2013	3,088,195	$6.86	3.42	$37

Exercisable at March 31, 2013	287,612	$14.56	—	$—

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the closing stock price of the Company’s Class A Subordinate Voting Shares on March 31, 2013, 2012 and 2011 and the exercise price of in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on that date.

Stock-based compensation expense related to options included in selling, marketing and administration expense and research and development expense for the year ended March 31, 2013 was $1,249 (March 31, 2012 – $2,528; March 31, 2011 – $1,105). As at March 31, 2013, the total compensation cost not yet recognized related to stock options was $1,676. This amount is expected to be recognized over the next 47 months on a weighted-average basis.

The weighted-average fair value of the stock options granted was calculated using the BSM option-pricing model with the following assumptions.

	Year ended March 31,
	2013	2012	2011
Fair value of stock options granted during the year	$0.72	$2.00	$5.59
Assumptions
Risk-free interest rate	0.49% - 0.89%	0.60% - 1.43%	0.96% - 1.49%
Volatility	62.15 - 64.67%	45.00%	45.00%
Expected life in years	4.0	4.0	4.0
Expected dividend yield	0.00%	0.00%	0.00%

The amounts computed according to the model may not be indicative of the actual values realized upon the exercise of the options by the holders.

The assumed risk-free interest rate is based on the yield of a U.S. government zero coupon Treasury bill issued at the date of grant with a remaining life approximately equal to the expected term of the option. The assumed volatility used in the stock option valuation for options granted for the year ended March 31, 2013 is the Company’s historical volatility from the Company’s IPO on July 20, 2010 to the date of grant. The assumed volatility for options granted prior to April 1, 2012 was the Company’s estimate of the future volatility of the share price based on a review of the volatility of comparable public companies. The assumed expected life is the Company’s estimated expected exercise pattern of the options. The assumed dividend yield reflects the Company’s current intention to not pay cash dividends in the foreseeable future.

The Company estimates forfeitures at the time of grant based on the Company’s historical data and reviews these estimates in subsequent periods if actual forfeitures differ from those estimates. The estimated annual future forfeiture rate is 10.0% at March 31, 2013.

Change in accounting policy

As discussed in note 1(t), during the third quarter of fiscal 2013, the Company changed its method of accounting for stock-based compensation expense related to the fair value of options to the graded method from the straight-line method and has applied this change retrospectively. The total impact of this change since the plan inception was an increase in stock-based compensation of $1,548 with an offsetting increase to additional paid-in capital. The change resulted in a current year expense of $303 with an increase to the April 1, 2012 opening deficit of $1,245.

The following tables show the effects of the change in accounting policy on the consolidated statements of operations and consolidated balance sheets.

Consolidated Statements of Operations

	March 31, 2013		March 31, 2012		March 31, 2011
	As computed under straight-line method	As reported under graded method	As reported under straight-line method(1)	As adjusted under graded method	As reported under straight-line method(1)	As adjusted under graded method
Selling, marketing and administration	$170,705	$170,871	$180,326	$180,837	$182,499	$182,910
Research and development	48,776	48,811	49,807	50,032	51,333	51,431
Net (loss) income	(54,294)	(54,495)	31,780	31,044	69,355	68,846
(Loss) income per share
Basic	$(0.45)	$(0.45)	$0.26	$0.25	$0.53	$0.53
Diluted	$(0.45)	$(0.45)	$0.26	$0.25	$0.53	$0.53

(1)	As reported figures reflect certain reclassifications that have been made to conform to current period’s presentation.

Consolidated Balance Sheets

	March 31, 2013		March 31, 2012
	As computed under straight-line method	As adjusted under graded method	As reported under straight- line method	As adjusted under graded method
Additional paid-in capital	$41,317	$41,518	$32,864	$34,109
Deficit	$(785,629)	$(785,830)	$(730,090)	$(731,335)

The change in accounting policy on the consolidated statements of cash flows in all periods impacted resulted in a decrease to net income with an offsetting increase to stock-based compensation expense with no net impact on cash provided by operating activities.

(b) Deferred share units

Deferred share units (“DSUs”) are issued to independent directors of the Company and are settled upon retirement or death. DSUs may be settled in cash or shares of the Company at the option of the Company. Compensation expense is recorded at the date of grant based on the quoted market price of the Company’s Class A Subordinate Voting Shares with an offset to additional paid-in capital.

A summary of the status of the Company’s DSUs at March 31, 2013, 2012 and 2011 and changes during the years then ended is as follows.

	Year ended March 31,
	2013	2012	2011
	Number of DSUs
Balance at beginning of year	30,000	—	—
Granted	30,000	30,000	—
Exercised	—	—	—
Forfeited	—	—	—

Balance at end of year	60,000	30,000	—

Compensation expense relating to DSUs for the year ended March 31, 2013 included in selling, marketing and administration expense amounted to $49 (March 31, 2012 – $175; March 31, 2011 – zero).

(c) Restricted share units

Restricted share units (“RSUs”) are issued to executives of the Company and may be settled in cash or shares of the Company at the option of the Company.

A summary of the status of the Company’s RSUs at March 31, 2013, 2012 and 2011 and changes during the years then ended is as follows.

	Year ended March 31,
	2013	2012	2011
	Number of RSUs
Balance at beginning of year	595,075	—	—
Granted	2,680,000	655,100	—
Exercised	(140,313)	—	—
Forfeited	(1,215,301)	(60,025)	—

Balance at end of year	1,919,461	595,075	—

During the year ended March 31, 2013, the Company issued 2,483,000 (March 31, 2012 – 250,850) time-based RSUs which vest evenly over three years of which 741,801 were forfeited in the year ended March 31, 2013 (March 31, 2012 – 19,900). Time-based RSUs are fair valued at the date of grant and compensation expense is recognized on a graded basis over the vesting period with an offset to additional paid-in capital. Compensation expense relating to time-based RSUs for the year ended March 31, 2013 included in selling, marketing and administration expense and research and development expense amounted to $1,389 (March 31, 2012 – $636; March 31, 2011 – zero).

During the year ended March 31, 2013, 140,313 time-based RSUs vested with a fair value at the date of grant of $556. 25,298 of these vested RSUs were settled through the transfer of 140,313 Class A Subordinate Voting Shares to holders of the vested RSUs. To effect this settlement, the Company purchased 25,298 Class A Subordinate Voting Shares from a wholly owned subsidiary. These shares had been acquired by the subsidiary from former participants of the Participant Equity Loan Plan (note 11(b)). The Company purchased the shares from the subsidiary at their fair market value at the date of settlement. The remaining 115,015 vested RSUs were settled through the issuance of treasury shares (note 11(d)).

During the year ended March 31, 2013, the Company also issued 197,000 (March 31, 2012 – 404,250) performance-based RSUs to executives of the Company of which 473,500 were forfeited in the year ended March 31, 2013. These performance-based RSUs vest after three years upon meeting total shareholder return performance criteria measured against a group of peer companies. Performance-based RSUs are fair valued at the date of grant and compensation expense is recorded on a straight-line basis over the vesting period with an offset to additional paid-in capital. Compensation expense relating to performance-based RSUs for the year ended March 31, 2013 included in selling, marketing and administration expense and research and development expense amounted to a recovery of $332 (March 31, 2012 – expense of $546; March 31, 2011 – zero).

As at March 31, 2013, estimated total compensation expense not yet recognized related to all RSUs was $1,603 which is expected to be recognized over the next 32 months.